Goodwill and intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 10,231	$ 10,679
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,905	8,899
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	725	246
Technologies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	677	1,185
Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,598	1,848
Marketing know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,814	4,054
Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	437	366
Operating segments [member] | Surgical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,770	6,053
Operating segments [member] | Surgical [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,544	4,538
Operating segments [member] | Surgical [member] | Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	721	216
Operating segments [member] | Surgical [member] | Technologies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	677	1,185
Operating segments [member] | Surgical [member] | Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	374	438
Operating segments [member] | Surgical [member] | Marketing know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,814	4,054
Operating segments [member] | Surgical [member] | Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	184	160
Operating segments [member] | Vision Care [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,481	1,646
Operating segments [member] | Vision Care [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,361	4,361
Operating segments [member] | Vision Care [member] | Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4	30
Operating segments [member] | Vision Care [member] | Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,224	1,410
Operating segments [member] | Vision Care [member] | Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	253	206
Unallocated amounts [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Unallocated amounts [member] | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980